Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of profit or loss [Abstract]
Revenues (Note 16)	$ 1,908,646	$ 1,753,576	$ 1,218,647
Costs and expenses:
Salaries, wages and employee benefits (Note 21)	331,714	314,931	274,954
Leases of properties and equipment (Note 9)	756,269	813,819	531,468
Operative and administrative services	286,352	256,048	217,596
Fuel, materials and supplies	87,219	99,473	81,827
Depreciation, amortization and loss from revaluation	104,733	95,231	125,122
Other costs, expenses and income, net (Note 17)	41,463	(38,600)	(49,011)
Total costs and expenses	1,607,750	1,540,902	1,181,956
Profit before other income	300,896	212,674	36,691
Financing cost:
Interest income	5,673	2,272	2,049
Interest expense and other financial costs (Note 18)	(130,927)	(48,128)	(63,066)
Exchange gain (loss), net	135,861	(52,023)	19,584
Total comprehensive financing cost	10,607	(97,879)	(41,433)
Profit (loss) before taxes	311,503	114,795	(4,742)
Income tax (expense) benefit (Note 19)	(2,011)	0	20,200
Net income for the year	309,492	114,795	15,458
Attributable to:
Non-controlling interest	(220)	309	(4,733)
Controlling interest	$ 309,712	$ 114,486	$ 20,191
Earnings per share (Note 22)
Earnings per share for the year (in dollars per share)	$ 1.774	$ 0.656	$ 0.169
Weighted average number of shares for the year (in shares)	174,553,127	174,553,127	119,433,910